Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Plan shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0	0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum contractual life	10 years
Unrecognized share-based payment expense | $	$ 0
Stock Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Requisite service period for stock award	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Requisite service period for stock award	4 years
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized	1 year 9 months 18 days
Estimated outstanding RSU	1,944,684
Unrecognized share-based payment expense related to nonvested stock options | $	$ 100,700,000
Fair value of RSUs vesting during the year | $	$ 71,000,000	$ 51,200,000	$ 26,900,000
RSUs [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Requisite service period for stock award	1 year
RSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Requisite service period for stock award	4 years
2009 Plan and the Stock Plan for Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | Plan	2
Number of common stock registered for award	59,900,000
Shares available for future grants	10,500,000
Options granted	0	0